Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details)				12 Months Ended
	Dec. 20, 2024 USD ($)	Sep. 26, 2024 USD ($)	Apr. 01, 2024	Dec. 31, 2024 MYR (RM) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 MYR (RM) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 MYR (RM) shares		Dec. 13, 2024 shares	Dec. 11, 2024 shares	Dec. 05, 2024 shares	Sep. 24, 2024 shares	Aug. 31, 2024 shares	Jul. 12, 2024 shares	Jul. 02, 2024 shares	May 22, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Jan. 31, 2024 shares	Oct. 31, 2023 USD ($) shares	Oct. 01, 2023 shares	May 31, 2023 USD ($) shares	Apr. 30, 2023 shares	Apr. 12, 2023 shares	Jan. 31, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest								4.90%		4.90%																				14.55%
Acquired ordinary shares (in Shares) | shares				749,188	[1]	749,188	[1]	38,797	[1]	38,797	[1]	35,104	[1]	7,111	2,416	148,060	9,285	3,203	3,537	444	8,164	1,733	11,420	2,245		29	613	752	1,307
Incorporated amount						$ 903,000
Loss on investment		$ 157,279
Share value				RM 8,451,269		1,890,495		RM 4,451,733
Ownership interest rate	0.30%
Impairment loss						582
Ownership interests value	$ 100,000
Total consideration amount						$ 16,096,482
Top of range [member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ownership interest rate			70.00%
Bottom of range [member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ownership interest rate			20.00%
Globexus Holding Corp’s [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Shares acquired (in Shares) | shares																											500
Share swap																											$ 1,500,000
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Ordinary shares (in Shares) | shares																									800,000
Consultancy services valued																									$ 1,600,000
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest				32.00%		32.00%
Ordinary shares (in Shares) | shares				8,118,827		8,118,827		1,631,700		1,631,700
Share value										$ 4,895,100
Share value						$ 24,356,481
Quoted shares [Member] | Treasure Global Inc one [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest												14.55%
Founder Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Acquired ordinary shares (in Shares) | shares				700,000		700,000

[1]	Giving retroactive effect to the 1 to 49 reverse share split effected on November 5, 2024 and 1 to 20 reverse share split effected on April 3, 2025